UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
4/30/14 (Unaudited)

REPURCHASE AGREEMENTS (40.2%)(a)
			Principal amount	Value

Interest in $32,500,000 joint tri-party term repurchase agreement dated 3/25/14 with BNP Paribas US due 5/27/14 - maturity value of $22,510,631 for an effective yield of 0.27% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.700% to 8.950% and due dates ranging from 5/1/14 to 2/1/44, valued at $34,125,001)(IR)			$22,500,000	$22,500,000

Interest in $65,000,000 joint tri-party term repurchase agreement dated 2/19/14 with RBC Capital Markets, LLC due 7/21/14 - maturity value of $46,015,538 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from 2.747% to 4.500% and due dates ranging from 10/1/32 to 11/1/43, valued at $66,310,461)(IR)			46,000,000	46,000,000

Interest in $330,000,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities, Inc. due 5/1/14 - maturity value of $125,081,208 for an effective yield of 0.06% (collateralized by various mortgage backed securities with a coupon rate of 3.500% and due dates ranging from 7/15/42 to 8/15/42, valued at $336,600,000)			125,081,000	125,081,000

Interest in $100,041,000 tri-party repurchase agreement dated 4/30/14 with BNP Paribas US due 5/1/14 - maturity value of $100,041,167 for an effective yield of 0.06% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 3.500% and due dates ranging from 9/20/42 to 11/15/42, valued at $102,041,820)			100,041,000	100,041,000

Interest in $239,000,000 joint tri-party term repurchase agreement dated 4/24/14 with Citigroup Global Markets, Inc./Salomon Brothers due 5/1/14 - maturity value of $133,001,293 for an effective yield of 0.05% (collateralized by a U.S. Treasury bond and various mortgage backed securities with coupon rates ranging from 1.500% to 7.500% and due dates ranging from 4/1/18 to 8/15/53, valued at $243,780,000)			133,000,000	133,000,000

Interest in $225,500,000 joint tri-party term repurchase agreement dated 4/24/14 with Barclays Capital, Inc. due 5/1/14 - maturity value of $119,501,162 for an effective yield of 0.05% (collateralized by various mortgage backed securities with coupon rates ranging from 1.329% to 6.082% and due dates ranging from 7/1/17 to 4/20/44, valued at $230,010,001)			119,500,000	119,500,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 4/30/14 with Goldman, Sachs & Co. due 5/1/14 - maturity value of $100,000,139 for an effective yield of 0.05% (collateralized by various mortgage backed securities with coupon rates ranging from 2.188% to 6.000% and due dates ranging from 1/1/25 to 4/1/44, valued at $204,000,000)			100,000,000	100,000,000

Interest in $185,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBC Capital Markets, LLC due 5/1/14 - maturity value of $87,719,122 for an effective yield of 0.05% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 3.500% and due dates ranging from 1/1/28 to 8/1/42, valued at $188,700,263)			87,719,000	87,719,000

Interest in $205,238,000 joint tri-party repurchase agreement dated 4/30/14 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/1/14 - maturity value of $73,501,102 for an effective yield of 0.05% (collateralized by various mortgage backed securities with coupon rates ranging from 1.677% to 12.500% and due dates ranging from 5/1/14 to 6/1/48, valued at $209,342,761)			73,501,000	73,501,000

Interest in $165,500,000 joint tri-party repurchase agreement dated 4/30/14 with Bank of Nova Scotia due 5/1/14 - maturity value of $65,500,091 for an effective yield of 0.05% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.000% and due dates ranging from 5/31/15 to 4/15/28, valued at $168,810,268)			65,500,000	65,500,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 4/29/14 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/6/14 - maturity value of $57,300,446 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 1.850% to 6.159% and due dates ranging from 5/1/19 to 10/1/43, valued at $102,000,000)			57,300,000	57,300,000

Interest in $100,000,000 tri-party repurchase agreement dated 4/30/14 with Barclays Capital, Inc. due 5/1/14 - maturity value of $100,000,111 for an effective yield of 0.04% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.500% to 0.625% and due dates ranging from 4/15/15 to 1/15/24, valued at $102,000,028)			100,000,000	100,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 4/30/14 with Credit Suisse Securities (USA), LLC due 5/1/14 - maturity value of $50,000,042 for an effective yield of 0.03% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.625% to 3.125% and due dates ranging from 11/30/15 to 11/30/20, valued at $51,002,910)			50,000,000	50,000,000

Total repurchase agreements (cost $1,080,142,000)				$1,080,142,000

COMMERCIAL PAPER (19.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	0.140	5/12/14	$8,425,000	$8,424,703

American Honda Finance Corp.	0.110	5/22/14	27,000,000	26,998,680

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.140	5/7/14	27,000,000	26,999,684

Bank of Montreal (Canada)	0.120	5/27/14	16,500,000	16,498,924

Barclays Bank PLC/Barclays US CCP Funding, LLC 144A Ser. 10-1 (United Kingdom)	0.120	5/23/14	13,000,000	12,998,922

BPCE SA (France)	0.150	5/19/14	12,950,000	12,949,018

Chevron Corp.	0.100	5/19/14	13,500,000	13,499,380

Coca-Cola Co. (The)	0.140	7/16/14	27,500,000	27,494,060

DnB Bank ASA (Norway)	0.165	7/30/14	27,000,000	26,987,648

Export Development Canada (Canada)	0.140	8/5/14	15,635,000	15,631,546

Export Development Canada (Canada)	0.130	5/21/14	27,500,000	27,499,519

HSBC USA, Inc. (United Kingdom)	0.140	7/7/14	26,000,000	25,992,520

ICICI Bank, Ltd./Bahrain (Bahrain)	0.180	6/30/14	26,000,000	25,981,452

National Australia Funding Delaware, Inc.	0.130	5/15/14	23,825,000	23,824,304

Nestle Capital Corp.	0.100	5/9/14	24,500,000	24,499,939

Nordea Bank AB (Sweden)	0.165	6/18/14	24,000,000	23,995,591

Proctor & Gamble Co. (The)	0.100	6/17/14	24,500,000	24,498,302

Prudential PLC (United Kingdom)	0.150	7/30/14	10,000,000	9,995,147

Prudential PLC (United Kingdom)	0.150	5/7/14	3,500,000	3,499,932

Rabobank USA Financial Corp. (Netherlands)	0.160	7/10/14	26,000,000	25,992,975

Roche Holdings, Inc. (Switzerland)	0.110	5/6/14	13,200,000	13,199,846

Roche Holdings, Inc. (Switzerland)	0.080	6/2/14	5,500,000	5,499,476

Roche Holdings, Inc. 144A (Switzerland)	0.100	6/10/14	7,000,000	6,999,083

Skandinaviska Enskilda Banken AB (Sweden)	0.130	6/20/14	2,750,000	2,749,540

Skandinaviska Enskilda Banken AB (Sweden)	0.115	6/16/14	22,500,000	22,496,681

Standard Chartered Bank/New York	0.180	6/16/14	14,000,000	13,997,570

State Street Corp.	0.200	6/3/14	13,000,000	12,998,343

State Street Corp.	0.130	7/8/14	13,000,000	12,995,615

Swedbank AB (Sweden)	0.165	5/21/14	10,500,000	10,499,510

Toyota Motor Credit Corp.	0.130	7/3/14	27,000,000	26,996,096

Total commercial paper (cost $532,694,195)				$532,694,006

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit discount notes	0.130	7/16/14	$28,500,000	$28,497,891

Federal Farm Credit discount notes	0.110	12/16/14	14,000,000	13,993,770

Federal Home Loan Bank unsec. discount notes	0.110	8/15/14	27,000,000	26,996,814

Federal Home Loan Bank unsec. discount notes	0.055	7/18/14	14,000,000	13,998,782

Federal Home Loan Mortgage Corp. unsec. discount notes	0.115	8/11/14	15,300,000	15,298,271

Federal Home Loan Mortgage Corp. unsec. discount notes	0.110	5/7/14	35,200,000	35,199,824

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	10/8/14	14,000,000	13,996,892

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	5/5/14	9,600,000	9,599,971

Federal Home Loan Mortgage Corp. unsec. discount notes	0.050	7/7/14	15,000,000	14,998,890

Federal Home Loan Mortgage Corp. unsec. discount notes Ser. RB	0.105	5/1/14	15,005,000	15,005,000

Federal National Mortgage Association unsec. discount notes	0.160	10/1/14	41,500,000	41,491,161

Federal National Mortgage Association unsec. discount notes	0.150	10/27/14	34,000,000	33,991,534

Federal National Mortgage Association unsec. discount notes	0.120	9/24/14	39,200,000	39,192,042

Federal National Mortgage Association unsec. discount notes	0.115	11/17/14	29,000,000	28,990,343

Federal National Mortgage Association unsec. discount notes	0.100	7/2/14	16,750,000	16,748,844

Federal National Mortgage Association unsec. discount notes	0.100	5/6/14	27,500,000	27,499,888

Federal National Mortgage Association unsec. discount notes	0.088	7/23/14	58,955,000	58,949,576

Total U.S. government agency obligations (cost $434,362,473)				$434,449,493

ASSET-BACKED COMMERCIAL PAPER (8.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization, LLC	0.120	5/16/14	$12,900,000	$12,899,312

Fairway Finance, LLC (Canada)	0.150	5/19/14	12,000,000	11,999,240

Gotham Funding Corp. (Japan)	0.170	5/5/14	25,000,000	24,999,618

Jupiter Securitization Co., LLC	0.140	6/13/14	15,000,000	14,997,098

Liberty Street Funding, LLC (Canada)	0.150	6/6/14	10,000,000	9,998,366

Liberty Street Funding, LLC 144A (Canada)	0.130	5/12/14	16,000,000	15,999,312

Manhattan Asset Funding Co., LLC (Japan)	0.170	6/10/14	5,000,000	4,999,061

Manhattan Asset Funding Co., LLC (Japan)	0.170	6/9/14	10,500,000	10,498,098

MetLife Short Term Funding, LLC	0.120	5/12/14	28,000,000	27,999,076

Old Line Funding, LLC	0.170	8/6/14	24,500,000	24,494,265

Old Line Funding, LLC 144A	0.180	6/11/14	14,000,000	13,999,216

Regency Markets No. 1, LLC 144A	0.140	5/15/14	25,500,000	25,498,513

Thunder Bay Funding, LLC	0.140	6/20/14	24,300,000	24,293,322

Working Capital Management Co. (Japan)	0.160	5/14/14	13,100,000	13,099,409

Total asset-backed commercial paper (cost $235,768,472)				$235,773,906

MUNICIPAL BONDS AND NOTES (4.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

American University Commercial Paper, Ser. A	0.150	6/25/14	$15,000,000	$14,996,700

Board of Regents of The Texas A&M University Revenue Financing System Commercial Paper, Ser. B	0.140	6/11/14	20,000,000	20,000,000

Board of Regents of Texas Technical University Revenue Financing System Commercial Paper, Ser. A	0.100	7/1/14	15,000,000	15,000,000

Duke University Commercial Paper, Ser. B-98	0.120	7/16/14	7,000,000	6,997,739

Duke University Commercial Paper, Ser. B-98	0.100	5/21/14	15,000,000	14,999,213

Johns Hopkins University Commercial Paper, Ser. C	0.150	6/12/14	13,100,000	13,099,869

St. Joseph County Commercial Paper	0.200	5/21/14	12,028,000	12,026,797

Trinity Health Corporation Commercial Paper	0.120	6/24/14	11,400,000	11,397,684

Yale University Commercial Paper	0.120	5/19/14	24,275,000	24,273,886

Total municipal bonds and notes (cost $132,792,447)				$132,791,888

CERTIFICATES OF DEPOSIT (3.7%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of America, N.A.	0.140	6/6/14	$13,500,000	$13,499,167

National Bank of Canada/New York, NY FRN	0.336	5/6/14	25,000,000	25,000,125

Sumitomo Mitsui Banking Corp./New York (Japan)	0.220	5/29/14	10,000,000	10,000,321

Svenska Handelsbanken/New York, NY (Sweden)	0.175	7/18/14	24,000,000	23,999,736

Toronto-Dominion Bank/NY (Canada)	0.150	6/17/14	27,000,000	27,002,519

Total certificates of deposit (cost $99,501,327)				$99,501,868

U.S. TREASURY OBLIGATIONS (3.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.137	6/26/14	$13,500,000	$13,499,784

U.S. Treasury Bills	0.135	8/21/14	27,250,000	27,247,466

U.S. Treasury Bills	0.134	8/21/14	25,000,000	24,997,675

U.S. Treasury Notes FRN	0.075	1/31/16	24,500,000	24,475,500

Total U.S. treasury obligations (cost $90,219,574)				$90,220,425

TIME DEPOSITS (2.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.090	5/1/14	$26,000,000	$26,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.080	5/1/14	13,000,000	13,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.070	5/1/14	24,000,000	24,000,000

Total time deposits (cost $63,000,000)				$63,000,000

CORPORATE BONDS AND NOTES (0.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

National Australia Bank, Ltd. notes FRN (Australia)	0.217	2/26/15	$15,500,000	$15,499,989

Total corporate bonds and notes (cost $15,500,000)				$15,499,989

TOTAL INVESTMENTS

Total investments (cost $2,683,980,488)(b)				$2,684,073,575

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,683,803,028.
(b)	The aggregate identified cost on a tax basis is $2,683,980,488, resulting in gross unrealized appreciation and depreciation of $133,368 and $40,281, respectively, or net unrealized appreciation of $93,087.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.6%
	Canada	4.6
	Sweden	4.0
	Japan	2.4
	United Kingdom	1.9
	Australia	1.6
	Cayman Islands	1.4
	Norway	1.0
	Netherlands	1.0
	Bahrain	1.0
	Switzerland	1.0
	France	0.5

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$235,773,906	$—
Certificates of deposit	—	99,501,868	—
Commercial paper	—	532,694,006	—
Corporate bonds and notes	—	15,499,989	—
Municipal bonds and notes	—	132,791,888	—
Repurchase agreements	—	1,080,142,000	—
Time deposits	—	63,000,000	—
U.S. government agency obligations	—	434,449,493	—
U.S. treasury obligations	—	90,220,425	—

Totals by level	$—	$2,684,073,575	$—

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas US	Citigroup Global Markets, Inc./Salomon Brothers	Credit Suisse Securities (USA), LLC	Deutsche Bank Securities, Inc.	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner and Smith, Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$ 65,500,000	$ 219,500,000	$ 122,541,000	$ 133,000,000	$ 50,000,000	$ 125,081,000	$ 100,000,000	$ 130,801,000	$ 133,719,000	$ 1,080,142,000

	Total Assets	$65,500,000	$219,500,000	$122,541,000	$133,000,000	$50,000,000	$125,081,000	$100,000,000	$130,801,000	$133,719,000	$1,080,142,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$65,500,000	$219,500,000	$122,541,000	$133,000,000	$50,000,000	$125,081,000	$100,000,000	$130,801,000	$133,719,000	$1,080,142,000
	Total collateral received (pledged)##†	$65,500,000	$219,500,000	$122,541,000	$133,000,000	$50,000,000	$125,081,000	$100,000,000	$130,801,000	$133,719,000	$1,080,142,000
	Net amount	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014